UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 6/30/2009
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Ridgeback Capital Investments L.P.

Address:   430 Park Avenue, 12th Floor
           New York, New York 10022


Form 13F File Number: 28-12856


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Ridgeback Capital Investments Ltd., as General Partner, by Bud Holman
Title:  Director
Phone:  (212) 808-7729

Signature,  Place,  and  Date  of  Signing:

/s/ Bud Holman                     New York, New York                 8/14/2009
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    2

Form 13F Information Table Entry Total:              12

Form 13F Information Table Value Total:  $   426,754.00
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.   Form 13F File Number  Name

1     28-12280              Ridgeback Capital Management LLC
----  --------------------  ----------------------------------------------------
2     28-12277              Ridgeback Capital Investments Ltd.
----  --------------------  ----------------------------------------------------



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
                                                  FORM 13F INFORMATION TABLE

            COLUMN 1                 COLUMN 2      COLUMN 3  COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7       COLUMN 8
-------------------------------- ----------------- --------- -------- ------------------ ---------- -------- ---------------------
                                                              VALUE    SHRS OR  SH/ PUT/ INVESTMENT  OTHER     VOTING AUTHORITY
         NAME OF ISSUER           TITLE OF CLASS     CUSIP   (x$1000)  PRN AMT  PRN CALL DISCRETION MANAGERS SOLE SHARED   NONE
-------------------------------- ----------------- --------- -------- --------- --- ---- ---------- -------- ---- ------ ---------
Baxter Int?l Inc.                Common Stock      071813109  114,156 2,155,515 SH       SOLE       1,2         0      0 2,155,515
Chelsea Therapeutics Int?l, Ltd. Common Stock      163428105   12,511 2,964,735 SH       SOLE       1,2         0      0 2,964,735
Crucell N.V.                     Sponsored ADR     228769105    3,870   160,648 SH       SOLE       1,2         0      0   160,648
Express Scripts Inc.             Common Stock      302182100   61,964   901,300 SH       SOLE       1,2         0      0   901,300
Forest Labs Inc.                 Common Stock      345838106   40,176 1,600,000 SH       SOLE       1,2         0      0 1,600,000
Gilead Sciences Inc.             Common Stock      375558103   36,109   770,900 SH       SOLE       1,2         0      0   770,900
Incyte Corp.                     Common Stock      45337C102    2,221   675,000 SH       SOLE       1,2         0      0   675,000
Petrohawk Energy Corp.           Common Stock      716495106    9,478   425,000 SH       SOLE       1,2         0      0   425,000
Pfizer Inc.                      Common Stock      717081103   21,000 1,400,000 SH       SOLE       1,2         0      0 1,400,000
Sequenom, Inc.                   Common Stock      817337405    3,910 1,000,000 SH       SOLE       1,2         0      0 1,000,000
Wellpoint Inc.                   Common Stock      94973V107  102,289 2,010,000 SH       SOLE       1,2         0      0 2,010,000
XTO Energy Inc.                  Common Stock      98385X106   19,070   500,000 SH       SOLE       1,2         0      0   500,000


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